Real Estate - Depreciation and Impairment (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property operating income
Real Estate [Line Items]
Depreciation	$ 93.3	$ 95.9	$ 374.7	$ 372.9	$ 43.7